Income taxes - Tax Cuts and Jobs Act and Tax Payments and Receipts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net income tax payments	$ 9.3	$ 19.1	$ 16.7